Leases -10Q - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
Finance lease, right-of-use asset, amortization	$ 625,908	$ 625,908	$ 1,251,817	$ 1,244,059
Finance lease, interest expense	$ 607,895	633,610	$ 1,255,231	1,301,842
Finance lease, weighted average remaining lease term	11 years 6 months		11 years 11 months 12 days
Finance lease, weighted average discount rate	8.01%		8.01%
Operating Leases
Operating lease, cost	$ 1,292,535	253,121	$ 1,006,683	386,056
Operating lease, payments	$ 789,282	251,398	$ 1,087,951	402,688
Operating lease, weighted average remaining lease term	11 years 6 months		11 years 9 months 29 days
Operating lease, weighted average discount rate (as a percent)	6.01%		6.00%
Cost of Sales
Finance Leases
Finance lease, right-of-use asset, amortization	$ 89,006	0	$ 151,398	422,259
Operating Leases
Operating lease, cost	$ 372,352	$ 0	$ 329,938	$ 0